DEFERRED REVENUE (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Current:
Advance from customers	$ 1,030	$ 936
Deferred revenue for SI service contracts with remaining PCS period within one year	16	0
Unconsumed virtual currency balance estimated to be consumed within one year	336
Deferred revenue-current	1,382	936
Non-current:
Advance from customers		173
Deferred revenue for SI service contracts with remaining PCS period longer than one year	6
Unconsumed virtual currency balance estimated to be consumed longer than one year	119
Deferred revenue-noncurrent	125	173
Total	$ 1,507	$ 1,109